Warrants (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Changes and Error Corrections [Abstract]
Summary of Placement Warrants Valuation Using Black-Scholes Pricing Model

The Placement Warrants were valued at their grant dates using the Black-Scholes pricing model and the following weighted average assumptions:

December 31, 2014
Dividend yield	0.00%
Expected volatility	74.66%
Weighted average risk-free interest rate	1.61%
Expected term (years)	5.00